T. ROWE PRICE International Value Equity Fund
January 31, 2024 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
( Cost and value in $000s)
‡
AUSTRALIA 2.8%
Common Stocks 2.8%
BHP Group  2,016,197 61,684
BHP Group (GBP)  2,856,008 87,482
Downer EDI  16,779,861 45,699
South32  31,348,864 67,877
Worley  3,402,618 32,677
Total Australia (Cost
$271,792
)
295,419
AUSTRIA 2.1%
Common Stocks 2.1%
BAWAG Group  1,909,880 98,333
Erste Group Bank  1,384,137 59,626
OMV  1,319,858 58,749
Total Austria (Cost
$176,701
)
216,708
BELGIUM 0.5%
Common Stocks 0.5%
KBC Group  773,851 50,480
Total Belgium (Cost
$55,165
)
50,480
BRAZIL 0.3%
Common Stocks 0.3%
Multiplan Empreendimentos Imobiliarios  5,279,273 29,623
Total Brazil (Cost
$25,397
)
29,623
CANADA 3.1%
Common Stocks 3.1%
BRP  716,283 45,200
Cenovus Energy  5,884,700 95,332
Definity Financial  1,212,278 35,274
Magna International (USD) (1) 588,514 33,457
National Bank of Canada (1) 759,866 58,118
Sun Life Financial  1,222,584 63,373
Total Canada (Cost
$279,503
)
330,754

T. ROWE PRICE International Value Equity Fund

Shares $ Value
(Cost and value in $000s)
CHINA 1.8%
Common Stocks 1.8%
Alibaba Group Holding, ADR (USD)  937,165 67,635
Baidu, ADR (USD) (2) 418,766 44,100
Fosun International (HKD)  30,864,500 16,197
JOYY, ADR (USD) (1) 759,565 23,289
Yangzijiang Shipbuilding Holdings (SGD)  27,059,000 33,781
Total China (Cost
$299,198
)
185,002
FINLAND 0.8%
Common Stocks 0.8%
Mandatum (2) 1,612,200 7,279
Sampo, Class A  1,738,856 72,781
Total Finland (Cost
$67,294
)
80,060
FRANCE 12.5%
Common Stocks 12.5%
Airbus  942,043 150,054
Alstom (1) 2,208,692 27,853
ArcelorMittal  2,146,299 59,109
AXA  5,453,661 183,054
BNP Paribas  1,858,057 124,832
Cie de Saint-Gobain  981,956 69,431
Dassault Aviation  240,899 45,628
Engie  6,507,363 103,939
Euronext  480,589 42,271
Forvia (2) 1,753,906 30,145
Sanofi  1,814,381 181,702
TotalEnergies  3,866,609 250,848
Ubisoft Entertainment (2) 2,023,345 44,631
Total France (Cost
$1,123,363
)
1,313,497
GERMANY 8.5%
Common Stocks 7.9%
BASF  944,607 45,156
Bayer  1,786,012 55,575
Covestro (2) 1,644,820 86,855
Daimler Truck Holding  1,806,288 64,551
Deutsche Post  1,684,457 80,676

T. ROWE PRICE International Value Equity Fund

Shares $ Value
(Cost and value in $000s)
Deutsche Telekom  4,563,347 112,020
Fresenius  1,626,796 45,669
Heidelberg Materials  588,493 54,344
KION Group  846,174 38,607
Mercedes-Benz Group  948,474 64,034
Puma  657,084 26,443
Siemens  846,332 151,514
825,444
Preferred Stocks 0.6%
Volkswagen  509,995 65,593
65,593
Total Germany (Cost
$904,375
)
891,037
HONG KONG 2.1%
Common Stocks 2.1%
AIA Group  10,924,600 85,675
CK Hutchison Holdings  7,690,500 39,720
Galaxy Entertainment Group  8,890,000 46,138
Hongkong Land Holdings (USD)  9,181,803 28,661
Wharf Real Estate Investment  7,057,000 20,676
Total Hong Kong (Cost
$290,586
)
220,870
HUNGARY 0.5%
Common Stocks 0.5%
OTP Bank  1,158,994 53,703
Total Hungary (Cost
$38,776
)
53,703
INDIA 0.5%
Common Stocks 0.5%
ICICI Bank, ADR (USD)  2,316,259 56,517
Total India (Cost
$24,835
)
56,517
ITALY 4.4%
Common Stocks 4.4%
Enel  16,951,725 115,668
Leonardo  4,567,522 79,722
Prysmian  1,073,433 47,241
Stellantis  3,788,890 83,483

T. ROWE PRICE International Value Equity Fund

Shares $ Value
(Cost and value in $000s)
UniCredit  4,711,893 138,021
Total Italy (Cost
$319,504
)
464,135
JAPAN 18.8%
Common Stocks 18.8%
Asahi Group Holdings  2,118,100 78,725
Astellas Pharma  4,842,400 56,378
Fujitsu  429,600 59,463
Hitachi  2,151,100 168,970
Isetan Mitsukoshi Holdings  2,349,800 27,475
Kao  1,681,200 66,521
MatsukiyoCocokara  2,997,300 54,481
Minebea Mitsumi  1,675,500 34,633
Mitsubishi Electric  4,936,000 73,252
Mitsubishi Estate  5,085,400 70,463
Mitsubishi UFJ Financial Group  15,357,500 143,847
Mitsui Fudosan  3,948,000 99,110
Nippon Sanso Holdings  1,638,200 41,511
Nippon Steel  2,271,000 54,651
Nippon Telegraph & Telephone  93,681,800 117,641
Niterra  1,128,700 30,394
ORIX  4,138,700 79,915
Otsuka Holdings  1,353,100 53,188
Persol Holdings  34,344,700 54,598
Resona Holdings  4,502,700 24,856
Sompo Holdings  1,411,500 73,188
Stanley Electric  1,649,200 31,501
SUMCO  2,660,100 40,328
Sumitomo  2,748,600 63,212
Taiheiyo Cement  1,899,700 39,100
Takeda Pharmaceutical  1,757,300 51,648
Tokyo Electron  502,700 93,287
Toyota Motor  9,700,700 193,702
Total Japan (Cost
$1,456,737
)
1,976,038
NETHERLANDS 8.3%
Common Stocks 8.3%
AerCap Holdings (USD) (2) 842,151 64,475
Akzo Nobel  802,980 61,679
ASML Holding  172,264 149,454
ASR Nederland  987,457 46,535
DSM-Firmenich  348,825 36,881
Heineken  797,575 80,233

T. ROWE PRICE International Value Equity Fund

Shares $ Value
(Cost and value in $000s)
ING Groep  14,787,920 210,114
Koninklijke Philips (2) 5,068,839 107,234
Prosus  2,233,944 66,073
Signify  1,626,284 48,764
Total Netherlands (Cost
$730,166
)
871,442
PORTUGAL 1.2%
Common Stocks 1.2%
Banco Comercial Portugues, Class R (2) 109,048,793 31,722
Galp Energia  5,851,879 92,119
Total Portugal (Cost
$107,167
)
123,841
RUSSIA 0.0%
Common Stocks 0.0%
Gazprom (2)(3) 12,742,080 —
Total Russia (Cost
$54,960
)
—
SINGAPORE 0.8%
Common Stocks 0.8%
United Overseas Bank  4,126,836 86,988
Total Singapore (Cost
$63,870
)
86,988
SOUTH KOREA 2.0%
Common Stocks 2.0%
KT, ADR (USD) (2) 4,182,216 55,163
Lotte Chemical (2) 245,396 24,004
Samsung Electronics  2,486,843 135,127
Total South Korea (Cost
$158,873
)
214,294
SPAIN 1.0%
Common Stocks 1.0%
Iberdrola (1) 8,768,681 105,589
Total Spain (Cost
$59,681
)
105,589
SWEDEN 2.2%
Common Stocks 2.2%
Boliden  1,488,216 39,501

T. ROWE PRICE International Value Equity Fund

Shares $ Value
(Cost and value in $000s)
Millicom International Cellular, SDR (2) 2,223,726 38,147
Swedbank, Class A (1) 3,885,134 79,171
Telefonaktiebolaget LM Ericsson, Class B  13,026,658 72,213
Total Sweden (Cost
$265,172
)
229,032
SWITZERLAND 5.6%
Common Stocks 5.6%
Julius Baer Group  582,983 31,738
Novartis  1,130,402 116,899
Roche Holding  656,744 186,986
Sandoz Group (2) 1,947,039 66,774
UBS Group  2,964,660 88,740
Zurich Insurance Group  195,780 99,474
Total Switzerland (Cost
$395,514
)
590,611
TAIWAN 1.0%
Common Stocks 1.0%
Taiwan Semiconductor Manufacturing  5,294,000 105,978
Total Taiwan (Cost
$20,472
)
105,978
UNITED KINGDOM 17.4%
Common Stocks 17.4%
Amcor, CDI (AUD)  3,696,181 35,068
AstraZeneca, ADR (USD)  4,020,324 267,914
Barclays  27,741,567 51,553
BP  23,688,453 138,350
British American Tobacco  1,471,830 43,395
BT Group  35,110,910 49,743
Great Portland Estates  4,322,381 22,743
GSK, ADR (USD) (1) 3,095,606 122,091
HSBC Holdings  17,775,709 138,787
Imperial Brands  5,045,514 121,118
Informa  5,936,680 58,307
Investec  5,007,172 32,599
Lloyds Banking Group  121,649,808 65,211
Next  303,286 32,378
Pearson  4,031,006 49,452
Prudential  8,907,487 91,503
Rolls-Royce Holdings (2) 45,633,499 173,245
Smiths Group  2,540,644 52,067
Taylor Wimpey  25,969,847 48,486

T. ROWE PRICE International Value Equity Fund

Shares $ Value
(Cost and value in $000s)
Unilever  3,270,432 159,140
WPP  8,544,609 82,631
Total United Kingdom (Cost
$1,679,196
)
1,835,781
SHORT-TERM INVESTMENTS 1.1%
Money Market Funds 1.1%
T. Rowe Price Government Reserve Fund, 5.40% (4)(5) 118,036,833 118,037
Total Short-Term Investments (Cost $118,037) 118,037
SECURITIES LENDING COLLATERAL 0.4%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 0.4%
Money Market Funds 0.4%
T. Rowe Price Government Reserve Fund, 5.40% (4)(5) 40,782,796 40,783
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 40,783
Total Securities Lending Collateral (Cost $40,783) 40,783
Total Investments in Securities 99.7%
(Cost $9,027,117) $ 10,486,219
Other Assets Less Liabilities 0.3% 30,684
Net Assets 100.0% $ 10,516,903
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1) All or a portion of this security is on loan at January 31, 2024.
(2) Non-income producing
(3) Level 3 in fair value hierarchy.
(4) Seven-day yield
(5) Affiliated Companies

T. ROWE PRICE International Value Equity Fund

ADR American Depositary Receipts
AUD Australian Dollar
CDI CHESS or CREST Depositary Interest
GBP British Pound
HKD Hong Kong Dollar
SDR Swedish Depository Receipts
SGD Singapore Dollar
USD U.S. Dollar

T. ROWE PRICE International Value Equity Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended January 31, 2024.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 5.40% $ — $ — $ 1,227++
Totals $ —# $ — $ 1,227+
Supplementary Investment Schedule
Affiliate
Value
10/31/23
Purchase
Cost
Sales
Cost
Value
01/31/24
T. Rowe Price Government
Reserve Fund, 5.40% $ 109,222  ¤  ¤ $ 158,820
Total $ 158,820^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $1,227 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $158,820.

T. ROWE PRICE International Value Equity Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price International Value Equity Fund (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors
(the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies;
tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)

T. ROWE PRICE International Value Equity Fund

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation
Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation
Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.

T. ROWE PRICE International Value Equity Fund

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE International Value Equity Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on January 31, 2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war and conflict, terrorism, geopolitical events, and public health epidemics and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
The global outbreak of COVID-19 and the related governmental and public responses have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market either in specific countries or worldwide.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict, leading to economic sanctions imposed on Russia that target certain of its citizens and issuers and sectors of the Russian economy, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the banking industry experienced heightened volatility, which sparked concerns of potential broader adverse market conditions. The extent of impact of these events on the US and global markets is highly uncertain.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 734,641 $ 9,527,165 $ — $ 10,261,806
Preferred Stocks — 65,593 — 65,593
Short-Term Investments 118,037 — — 118,037
Securities Lending Collateral 40,783 — — 40,783
Total $ 893,461 $ 9,592,758 $ — $ 10,486,219

T. ROWE PRICE International Value Equity Fund

These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund's overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F127-054Q1 01/24